UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-4840

The Tocqueville Trust
 (Exact name of registrant as specified in charter)

The Tocqueville Trust
40 W. 57th Street, 19th Floor
New York, NY 10019
 (Address of principal executive offices) (Zip code)

Robert W. Kleinschmidt
The Tocqueville Trust
40 W. 57th Street, 19th Floor
New York, NY 10019
 (Name and address of agent for service)

(212) 698-0800
Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2016

Date of reporting period:  July 31, 2016

Item 1. Schedule of Investments.

The Tocqueville Fund
Schedule of Investments as of July 31, 2016
(Unaudited)

	Shares	Value
Common Stocks - 96.3%
Automobiles & Components - 2.0%
Ford Motor Co.	375,000	$4,747,500
Johnson Controls, Inc.	26,800	1,230,656
		5,978,156
Capital Goods - 8.6%
Caterpillar, Inc.	25,000	2,069,000
General Electric Co.	400,000	12,456,000
Illinois Tool Works, Inc.	40,000	4,616,000
The Boeing Co.	45,000	6,014,700
		25,155,700
Commercial & Professional Services - 2.3%
Pitney Bowes, Inc.	200,000	3,862,000
Steelcase, Inc. - Class A	200,000	2,900,000
		6,762,000
Consumer Services - 1.6%
McDonald’s Corp.	40,000	4,706,000
Diversified Financials - 3.5%
Lazard Ltd. - Class A (a)	100,000	3,574,000
The Bank of New York Mellon Corp.	170,000	6,698,000
		10,272,000
Energy - 8.1%
Cameco Corp. (a)	250,000	2,390,000
Exxon Mobil Corp.	120,000	10,674,000
Frank’s International NV (a)	75,000	924,000
Noble Energy, Inc.	100,000	3,572,000
Schlumberger Ltd. (a)	75,000	6,039,000
		23,599,000
Food & Staples Retailing - 2.5%
Wal-Mart Stores, Inc.	100,000	7,297,000
Food, Beverage & Tobacco - 3.8%
Campbell Soup Co.	75,000	4,670,250
The Coca-Cola Co.	150,000	6,544,500
		11,214,750
Household & Personal Products - 5.5%
Colgate-Palmolive Co.	100,000	7,443,000
The Procter & Gamble Co.	100,000	8,559,000
		16,002,000
Insurance - 3.3%
Aflac, Inc.	100,000	7,228,000
XL Group Ltd. (a)	75,000	2,595,750
		9,823,750
Materials - 5.9%
Alcoa, Inc.	400,000	4,248,000
BHP Billiton Ltd. - ADR (a)	50,000	1,484,500
EI du Pont de Nemours & Co.	100,000	6,917,000

Sonoco Products Co.	90,000	4,583,700
		17,233,200
Pharmaceuticals, Biotechnology & Life Sciences - 13.4%
Alkermes PLC (a)(b)	125,000	6,237,500
Biogen, Inc. (b)	5,000	1,449,650
Ionis Pharmaceuticals, Inc. (b)	100,000	2,919,000
Johnson & Johnson	100,000	12,523,000
Merck & Co., Inc.	150,000	8,799,000
Pfizer, Inc.	200,000	7,378,000
		39,306,150
Retailing - 4.9%
Amazon.com, Inc. (b)	12,500	9,485,125
Macy’s, Inc.	75,000	2,687,250
Target Corp.	30,000	2,259,900
		14,432,275
Semiconductors & Semiconductor Equipment - 4.6%
Applied Materials, Inc.	250,000	6,572,500
Intel Corp.	200,000	6,972,000
		13,544,500
Software & Services - 14.0%
Alphabet, Inc. - Class A (b)	7,000	5,539,380
Alphabet, Inc. - Class C (b)	5,000	3,843,950
Automatic Data Processing, Inc.	100,000	8,895,000
Facebook, Inc. - Class A (b)	50,000	6,197,000
Microsoft Corp.	200,000	11,336,000
Xerox Corp.	500,000	5,150,000
		40,961,330
Technology Hardware & Equipment - 3.7%
Apple, Inc.	50,000	5,210,500
Bio-key International, Inc. (b)(c)(d)(e)(Originally acquired 09/16/2005, Cost $0)	23,545	–
QUALCOMM, Inc.	90,000	5,632,200
		10,842,700
Telecommunication Services - 1.9%
Verizon Communications, Inc.	100,000	5,541,000
Transportation - 2.3%
Delta Air Lines, Inc.	175,000	6,781,250
Utilities - 4.4%
NextEra Energy, Inc.	100,000	12,829,000
Total Common Stocks (Cost $159,705,812)		282,281,761

Real Estate Investment Trust (REIT) - 2.5%
Real Estate - 2.5%
Weyerhaeuser Co.	225,000	7,362,000
Total Real Estate Investment Trust (Cost $4,037,662)		7,362,000

Exchange - Traded Fund (ETF) - 1.0%
Metal & Mining - 1.0%
SPDR S&P Metals & Mining ETF	100,000	2,902,000
Total Exchange Traded Fund (Cost $1,495,845)		2,902,000

Short-Term Investment - 0.0%
Money Market Fund - 0.0%

STIT-Treasury Portfolio - Institutional Class, 0.230%(f)	324	324
Total Short-Term Investment (Cost $324)		324

Total Investments (Cost $165,239,643) - 99.8%		292,546,085
Other Assets in Excess of Liabilities - 0.2%		480,609
Total Net Assets - 100.0%		$293,026,694

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt.
(a)	Foreign issued security. Foreign concentration (including ADR’s) was as follows: Australia 0.5%; Bermuda 2.1%; Canada 0.8%; Curacao 2.1%; Ireland 2.1%; Netherlands 0.3%.
(b)	Non-income producing security.
(c)	Denotes a security that is either fully or partially restricted to resale. The aggregate value of restricted securities as of July 31, 2016 was $0 which represented 0.0% of net assets.
(d)	Security is fair valued using procedures approved by the Board of Trustees. The aggregate value of fair valued securities as of July 31, 2016 was $0 which represented 0.0% of net assets.
(e)	Security is considered illiquid and may be difficult to sell.
(f)	Rate listed is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Accompanying Footnotes are an Integral Part of these Financial Statements.

The Tocqueville Opportunity Fund
Schedule of Investments as of July 31, 2016
(Unaudited)

	Shares	Value
Common Stocks - 98.9%
Automobiles & Components - 1.0%
Delphi Automotive PLC (a)	500	$33,910
Johnson Controls, Inc.	16,000	734,720
Lear Corp.	2,500	283,625
		1,052,255
Banks - 1.7%
Bank of the Ozarks, Inc.	3,500	125,965
Home BancShares, Inc.	5,000	104,350
LendingTree, Inc. (b)	9,000	908,820
Pinnacle Financial Partners, Inc.	11,500	610,765
South State Corp.	1,000	72,910
		1,822,810
Capital Goods - 9.8%
Acuity Brands, Inc.	4,500	1,180,935
Allegion PLC (a)	4,500	325,755
AO Smith Corp.	10,000	928,900
Armstrong World Industries, Inc. (b)	5,000	212,350
B/E Aerospace, Inc.	8,000	382,680
Fortune Brands Home & Security, Inc.	13,000	822,510
HD Supply Holdings, Inc. (b)	11,000	398,090
HEICO Corp.	1,500	104,265
Hexcel Corp.	4,500	194,265
IDEX Corp.	1,000	89,790
Lennox International, Inc.	3,200	501,760
Lincoln Electric Holdings, Inc.	1,500	93,090
Masco Corp.	7,500	273,600
Masonite International Corp. (a)(b)	5,000	349,150
Nordson Corp.	4,000	353,160
RBC Bearings, Inc. (b)	2,500	190,075
Spirit AeroSystems Holdings, Inc. - Class A(b)	8,000	347,040
Standex International Corp.	1,000	88,800
The Middleby Corp. (b)	9,500	1,143,610
TransDigm Group, Inc. (b)	4,800	1,341,696
WABCO Holdings, Inc. (b)	3,000	300,810
Wabtec Corp.	4,500	308,250
Watsco, Inc.	3,000	432,120
Woodward, Inc.	2,000	117,080
		10,479,781
Commercial & Professional Services - 0.7%
Cintas Corp.	1,000	107,270
Copart, Inc. (b)	2,700	136,188
Equifax, Inc.	500	66,230
Tyco International Plc (a)	10,000	455,700
		765,388

Consumer Durables & Apparel - 1.5%
Ethan Allen Interiors, Inc.	4,500	156,285
Leggett & Platt, Inc.	9,500	499,415
lululemon athletica, Inc. (b)	2,500	194,125
Mohawk Industries, Inc. (b)	2,000	417,880
Under Armour, Inc. - Class A (b)	7,500	295,950
Whirlpool Corp.	300	57,708
		1,621,363
Consumer Services - 0.7%
Domino’s Pizza, Inc.	2,000	294,600
Panera Bread Co. - Class A (b)	900	197,388
Restaurant Brands International LP	37	1,658
Vail Resorts, Inc.	2,000	286,140
		779,786
Diversified Financials - 0.8%
CBOE Holdings, Inc.	5,000	344,000
MSCI, Inc.	4,500	387,180
SEI Investments Co.	500	22,500
Synchrony Financial (b)	2,000	55,760
The Blackstone Group LP	1,000	26,840
The Carlyle Group LP	1,500	25,920
Waddell & Reed Financial, Inc. - Class A	500	9,130
		871,330
Energy - 2.0%
Concho Resources, Inc. (b)	1,200	149,040
Continental Resources, Inc. (b)	9,000	396,450
Core Laboratories NV (a)	1,500	175,215
Diamondback Energy, Inc. (b)	1,000	87,790
EOG Resources, Inc.	3,000	245,100
Matador Resources Co. (b)	8,000	168,720
Pioneer Natural Resources Co.	3,000	487,710
US Silica Holdings, Inc.	11,500	396,405
		2,106,430
Food, Beverage & Tobacco - 1.4%
Blue Buffalo Pet Products, Inc. (b)	10,000	256,800
Calbee, Inc. (a)	1,000	44,201
Constellation Brands, Inc. - Class A	1,000	164,630
Monster Beverage Corp. (b)	3,500	562,205
The Hain Celestial Group, Inc. (b)	8,000	422,320
		1,450,156
Health Care Equipment & Services - 4.6%
Abbott Laboratories	3,500	156,625
ABIOMED, Inc. (b)	6,500	766,805
Acadia Healthcare Co., Inc. (b)	1,000	56,500
Align Technology, Inc. (b)	2,500	222,875
athenahealth, Inc. (b)	1,500	191,685
Centene Corp. (b)	500	35,275
DENTSPLY SIRONA, Inc.	6,063	388,275
DexCom, Inc. (b)	9,500	876,185
Edwards Lifesciences Corp. (b)	4,000	458,080
EndoChoice Holdings, Inc. (b)	62,500	333,125
IDEXX Laboratories, Inc. (b)	3,500	328,265
Teleflex, Inc.	1,000	180,310

Tenet Healthcare Corp. (b)	500	15,305
VCA, Inc. (b)	6,000	428,040
Zeltiq Aesthetics, Inc. (b)	13,000	441,350
		4,878,700
Household & Personal Products - 0.7%
Church & Dwight Co., Inc.	1,000	98,240
Reckitt Benckiser Group PLC - ADR (a)	5,000	98,450
Reckitt Benckiser Group PLC (a)	5,500	532,967
		729,657
Materials - 3.0%
AptarGroup, Inc.	2,500	195,450
Axalta Coating Systems Ltd. (a)(b)	2,500	71,375
Ball Corp.	500	35,335
Crown Holdings, Inc. (b)	4,000	211,880
Eagle Materials, Inc.	3,000	251,850
GCP Applied Technologies, Inc. (b)	2,500	68,825
International Flavors & Fragrances, Inc.	500	66,625
Martin Marietta Materials, Inc.	3,000	607,950
Packaging Corp. of America	5,500	410,795
PolyOne Corp.	1,000	35,070
RPM International, Inc.	2,500	135,650
Sealed Air Corp.	12,000	566,160
The Sherwin-Williams Co.	1,200	359,676
Worthington Industries, Inc.	2,500	110,775
WR Grace & Co.	1,500	112,305
		3,239,721
Media - 0.0%
Morningstar, Inc.	500	42,290
Pharmaceuticals, Biotechnology & Life Sciences - 35.9%
ACADIA Pharmaceuticals, Inc. (b)	53,000	1,963,120
Acceleron Pharma, Inc. (b)	14,500	491,840
Aclaris Therapeutics, Inc. (b)	15,000	295,500
Advaxis, Inc. (b)	40,000	333,600
Aerie Pharmaceuticals, Inc. (b)	30,500	529,175
Affimed NV (a)(b)	4,500	11,790
Agios Pharmaceuticals, Inc. (b)	10,000	452,300
Alder Biopharmaceuticals, Inc. (b)	14,000	449,400
Alexion Pharmaceuticals, Inc. (b)	3,000	385,800
Allergan plc (a)(b)	1,000	252,950
Alnylam Pharmaceuticals, Inc. (b)	26,500	1,804,120
Applied Genetic Technologies Corp. (b)	30,500	458,415
Atara Biotherapeutics, Inc. (b)	4,000	96,000
Bellicum Pharmaceuticals, Inc. (b)	1,000	15,880
BioMarin Pharmaceutical, Inc. (b)	12,500	1,242,750
Bluebird Bio, Inc. (b)	26,500	1,515,270
Cancer Genetics, Inc. (b)	23,800	46,648
Cellectis SA - ADR (a)(b)	24,000	632,880
DBV Technologies SA - ADR (a)(b)	22,000	761,200
Eisai Co., Ltd. (a)	3,000	177,704
Epizyme, Inc. (b)	22,500	233,100
Fate Therapeutics, Inc. (b)	22,000	45,540
Five Prime Therapeutics, Inc. (b)	32,000	1,622,080

Forward Pharma A/S - ADR (a)(b)	5,500	110,165
Genfit (a)(b)	500	13,441
Genmab A/S (a)(b)	8,500	1,540,681
GW Pharmaceuticals PLC - ADR (a)(b)	21,000	1,980,720
Incyte Corp. (b)	25,000	2,255,250
Innate Pharma SA (a)(b)	10,000	119,515
Inovio Pharmaceuticals, Inc. (b)	55,000	543,400
Intercept Pharmaceuticals, Inc. (b)	200	34,606
Intra-Cellular Therapies, Inc. (b)	54,000	2,203,200
Jazz Pharmaceuticals PLC (a)(b)	3,500	528,395
Juno Therapeutics, Inc. (b)	26,000	804,180
Kite Pharma, Inc. (b)	22,500	1,274,175
La Jolla Pharmaceutical Co. (b)	11,000	187,000
Medivation, Inc. (b)	12,000	767,880
Mettler-Toledo International, Inc. (b)	750	308,407
Neurocrine Biosciences, Inc. (b)	25,000	1,255,750
Ophthotech Corp. (b)	33,000	2,119,920
Pacific Biosciences of California, Inc. (b)	21,000	179,550
Portola Pharmaceuticals, Inc. (b)	3,500	90,860
ProQR Therapeutics NV (a)(b)	500	2,450
Regeneron Pharmaceuticals, Inc. (b)	1,250	531,400
Sage Therapeutics, Inc. (b)	27,500	1,233,650
Seattle Genetics, Inc. (b)	14,500	696,870
Spark Therapeutics, Inc. (b)	33,500	1,940,990
TESARO, Inc. (b)	19,000	1,771,560
Trevena, Inc. (b)	32,000	200,640
Ultragenyx Pharmaceutical, Inc. (b)	11,500	727,720
uniQure NV (a)(b)	30,000	218,100
Vertex Pharmaceuticals, Inc. (b)	8,500	824,500
ZIOPHARM Oncology, Inc. (b)	1	5
		38,282,042
Retailing - 3.5%
Amazon.com, Inc. (b)	2,300	1,745,263
L Brands, Inc.	500	36,950
O’Reilly Automotive, Inc. (b)	700	203,441
Pool Corp.	2,200	225,016
The Priceline Group, Inc. (b)	200	270,162
Ulta Salon Cosmetics & Fragrance, Inc. (b)	5,000	1,306,050
		3,786,882
Semiconductors & Semiconductor Equipment - 1.5%
Ambarella, Inc. (a)(b)	500	28,990
Cavium, Inc. (b)	500	23,335
NVIDIA Corp.	25,000	1,427,500
NXP Semiconductors NV (a)(b)	1,000	84,090
		1,563,915
Software & Services - 27.8%
Adobe Systems, Inc. (b)	7,500	733,950
ANSYS, Inc. (b)	1,000	89,360
Aspen Technology, Inc. (b)	5,000	209,450
Broadridge Financial Solutions, Inc.	5,500	372,240
Cadence Design Systems, Inc. (b)	15,000	360,750
Cornerstone OnDemand, Inc. (b)	15,000	647,850

CoStar Group, Inc. (b)	3,250	675,675
CyberArk Software Ltd. (a)(b)	1,000	56,390
DST Systems, Inc.	1,500	184,995
EPAM Systems, Inc. (b)	8,500	597,040
Euronet Worldwide, Inc. (b)	12,000	915,120
FactSet Research Systems, Inc.	2,300	395,508
Fair Isaac Corp.	2,500	316,600
FireEye, Inc. (b)	2,000	34,840
FleetCor Technologies, Inc. (b)	4,300	652,224
Fleetmatics Group PLC (a)(b)	12,000	515,520
Fortinet, Inc. (b)	14,000	485,660
Gartner, Inc. (b)	4,000	401,000
Global Payments, Inc.	18,000	1,343,880
Guidewire Software, Inc. (b)	8,500	522,495
Manhattan Associates, Inc. (b)	45,500	2,641,275
Mobileye NV (a)(b)	10,500	503,055
New Relic, Inc. (b)	32,000	1,102,080
Pandora Media, Inc. (b)	500	6,800
Paycom Software, Inc. (b)	58,500	2,761,785
Paylocity Holding Corp. (b)	19,500	870,480
PTC, Inc. (b)	3,500	139,055
Qlik Technologies, Inc. (b)	500	15,100
salesforce.com, Inc. (b)	14,000	1,145,200
ServiceNow, Inc. (b)	39,000	2,921,880
Shopify, Inc. - Class A (a)(b)	14,000	479,780
Splunk, Inc. (b)	23,000	1,438,420
SS&C Technologies Holdings, Inc.	7,000	225,540
Tableau Software, Inc. - Class A (b)	2,000	113,020
The Ultimate Software Group, Inc. (b)	11,500	2,404,650
Total System Services, Inc.	7,500	381,900
Tyler Technologies, Inc. (b)	6,250	1,018,875
Vantiv, Inc. - Class A (b)	17,000	931,090
Workday, Inc. - Class A (b)	12,000	1,000,080
Zillow Group, Inc. - Class A (b)	1	39
		29,610,651
Technology Hardware & Equipment - 1.0%
Palo Alto Networks, Inc. (b)	5,000	654,450
Universal Display Corp. (b)	5,500	389,620
		1,044,070
Transportation - 1.3%
Alaska Air Group, Inc.	8,000	537,760
Hawaiian Holdings, Inc. (b)	12,500	569,125
Kansas City Southern	2,500	240,275
		1,347,160
Total Common Stocks (Cost $93,125,632)		105,474,387

Real Estate Investment Trust (REIT) - 0.0%
Real Estate - 0.0%
Equinix, Inc.	1	373
Total Real Estate Investment Trust (Cost $121)		373

Purchased Call Options - 0.9%	Contracts
Banks - 0.0%
Signature Bank
Expiration: December 2016, Exercise Price $130.00 (b)	75	30,000
Consumer Services - 0.1%
Starbucks Corp.
Expiration: January 2017, Exercise Price $57.50 (b)	375	133,125
Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
Celgene Corp.
Expiration: January 2017, Exercise Price $105.00 (b)	100	132,000
Gilead Sciences, Inc.
Expiration: August 2016, Exercise Price $95.00 (b)	150	600
		132,600
Retailing - 0.3%
Amazon.com, Inc.
Expiration: January 2017, Exercise Price $700.00 (b)	15	138,810
The Priceline Group, Inc.
Expiration: January 2017, Exercise Price $1,300.00 (b)	10	138,720
		277,530
Software & Services - 0.3%
Alphabet, Inc.
Expiration: September 2016, Exercise Price $725.00 (b)	55	279,125
Technology Hardware & Equipment - 0.1%
Apple, Inc.
Expiration: October 2016, Exercise Price $100.00 (b)	100	62,000
Palo Alto Networks, Inc.
Expiration: September 2016, Exercise Price $150.00 (b)	400	79,600
		141,600
Total Purchased Options (Cost $1,193,562)		993,980

Money Market Fund - 0.0%	Shares
Money Market Fund - 0.0%
STIT-Treasury Portfolio - Institutional Class, 0.230%(c)	772	772
Total Money Market Fund (Cost $772)		772

Total Investments (Cost $94,320,087) - 99.8%		106,469,512
Other Assets in Excess of Liabilities - 0.2%		176,223
Total Net Assets - 100.0%		$106,645,735

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)
Foreign issued security.  Foreign concentration (including ADR’s) was as follows: Bermuda 0.1%; Canada 0.8%; Cayman Islands 0.0%; Denmark 1.6%; France 1.4%; Ireland 2.0%; Israel 0.1%; Japan 0.2%; Jersey 0.0%; Netherlands 0.9%; United Kingdom 2.4%.

(b)	Non-income producing security.
(c)	Rate listed is the 7-day effective yield.

The Accompanying Footnotes are an Integral Part of these Financial Statements.

The Tocqueville International Value Fund
Schedule of Investments as of July 31, 2016
(Unaudited)

	Shares	Value
Common Stocks - 89.3%
Australia - 1.9%
Incitec Pivot Ltd.	1,883,405	$4,123,682
Spotless Group Holdings Ltd.	5,850,425	5,313,800
		9,437,482
Belgium - 2.3%
Groupe Bruxelles Lambert SA	133,700	11,278,994
Canada - 3.0%
Goldcorp, Inc.	200,000	3,576,000
Potash Corp. of Saskatchewan, Inc.	350,860	5,473,416
Superior Plus Corp.	674,500	5,894,417
		14,943,833
Cayman Islands - 1.4%
Greatview Aseptic Packaging Co., Ltd.	13,080,500	6,794,961
Denmark - 2.1%
ISS A/S	270,114	10,418,683
Finland - 1.6%
Nokia OYJ - ADR	1,372,000	7,916,440
France - 16.7%
Bollore SA	2,472,850	8,953,428
Cie de Saint-Gobain	238,556	10,127,285
Europcar Groupe SA (a)	574,488	4,750,647
IPSOS	250,615	8,253,994
Publicis Groupe SA	171,975	12,806,247
Rexel SA	507,950	7,554,183
Sanofi	161,200	13,729,994
Sopra Steria Group	82,042	9,635,411
Zodiac Aerospace	327,175	7,367,150
		83,178,339
Germany - 6.9%
Bayer AG	75,500	8,116,129
Infineon Technologies AG	571,615	9,476,272
Siemens AG - ADR	90,675	9,842,046
Wacker Neuson SE	386,461	6,903,489
		34,337,936
Hong Kong - 1.8%
Clear Media Ltd.	6,492,500	5,964,181
Television Broadcasts Ltd.	868,350	2,948,006
		8,912,187
Ireland - 3.6%
Allergan plc (a)	29,800	7,537,910
CRH PLC	339,563	10,361,883
		17,899,793
Japan - 15.0%
Amano Corp.	690,400	11,168,532
FANUC, Corp.	16,000	2,675,330
Hitachi Ltd.	2,712,440	12,393,473
Hoya Corp.	191,300	6,787,487
Kao Corp.	185,200	9,973,615
Makita Corp.	169,800	11,946,385
MISUMI Group, Inc.	266,600	4,896,623
SMC Corp.	27,100	7,086,096
Toho Co., Ltd.	264,000	7,680,597
		74,608,138

Netherlands - 4.0%
Akzo Nobel NV	158,050	10,216,853
Unilever NV - ADR	213,750	9,858,150
		20,075,003
Netherlands Antilles - 2.0%
Schlumberger Ltd.	122,000	9,823,440
Norway - 1.2%
Orkla ASA	673,200	6,262,608
Singapore - 1.1%
Global Logistic Properties Ltd.	3,931,000	5,637,134
Spain - 2.2%
Applus Services SA	1,010,455	10,741,926
Switzerland - 2.3%
Novartis AG - ADR	135,725	11,300,463
United Kingdom - 17.8%
AVEVA Group PLC	495,500	12,413,743
Cobham PLC	3,374,055	7,649,687
Countrywide PLC	1,510,000	4,959,145
DCC PLC	86,375	7,708,132
Diageo PLC - ADR	101,700	11,852,118
GlaxoSmithKline PLC - ADR	222,400	10,023,568
Kingfisher PLC	1,706,100	7,576,247
Rio Tinto PLC	163,100	5,292,967
Royal Dutch Shell PLC - ADR - Class B	180,905	9,806,860
Smiths Group PLC	658,000	10,998,704
		88,281,171
United States - 2.4%
Aflac, Inc.	164,300	11,875,604
Total Common Stocks (Cost $398,842,323)		443,724,135

Preferred Stock - 2.5%
Republic of Korea - 2.5%
Samsung Electronics Co., Ltd.	10,810	12,218,827
Total Preferred Stock (Cost $9,478,041)		12,218,827

Short-Term Investments - 8.4%
Money Market Fund - 4.4%
STIT-Treasury Portfolio - Institutional Class, 0.230%(b)	21,659,708	21,659,708

	Principal
U.S. Treasury Bill - 4.0%	Amount
0.366%, 09/22/2016(c)	$20,000,000	19,993,540
Total Short-Term Investments (Cost $41,649,330)		41,653,248

Total Investments (Cost $449,969,694) - 100.2%		497,596,210
Liabilities in Excess of Other Assets - (0.2)%		(743,173)
Total Net Assets - 100.0%		$496,853,037

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Rate listed is the 7-day effective yield.
(c)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

The Accompanying Footnotes are an Integral Part of these Financial Statements.

Schedule of Open Forward Currency Contract
July 31, 2016
(Unaudited)
Counterparties of Contract	Forward Settlement Date	Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Amount of Currency to be Received	Unrealized Depreciation
Pershing	9/15/2016	U.S. Dollars	Japanese Yen	2,300,000,000	22,043,320	(539,720)
						$(539,720)

The Tocqueville Gold Fund
Schedule of Investments as of July 31, 2016
(Unaudited)

	Shares	Value
Common Stocks - 86.8%
Gold & Gold Related - 78.9%
Australia - 3.5%
Evolution Mining Ltd.	9,343,478	$20,023,564
Gold Road Resources Ltd.(a)	15,313,399	7,913,420
Newcrest Mining Ltd.(a)	1,500,000	28,498,039
		56,435,023
Canada - 61.6%
Agnico Eagle Mines Ltd.	1,025,273	59,609,372
Agnico Eagle Mines Ltd.(b)	526,485	30,637,866
Alacer Gold Corp.(a)	4,091,800	10,435,947
Alamos Gold, Inc. - Class A	5,719,000	53,415,460
Almaden Minerals Ltd.(a)(c)(d)(e)(f)(Originally acquired 05/11/2016, Cost $1,556,421)	1,481,482	2,212,834
Almaden Minerals Ltd.(a)(b)(c)	3,966,667	6,045,776
Almadex Minerals Ltd.(a)	1,240,000	413,128
Anthem United, Inc.(a)(c)(d)(e)(f)(Originally acquired 04/03/2014, Cost $1,779,257)	8,075,000	742,159
Argonaut Gold, Inc.(a)	2,837,000	7,778,853
ATAC Resources Ltd.(a)(c)	10,016,891	7,211,640
AuRico Metals, Inc.(a)(c)	7,411,437	6,414,371
B2Gold Corp.(a)	11,767,100	36,831,023
Barrick Gold Corp.	1,499,200	32,772,512
Corvus Gold, Inc.(a)(c)	3,350,901	3,451,428
Corvus Gold, Inc.(a)(b)(c)(d)(e)(f)(Originally acquired 03/09/2016, Cost $1,267,925)	2,400,000	2,377,850
Corvus Gold, Inc.(a)(b)(c)	10,630,000	10,746,831
Dalradian Resources, Inc.(a)	1,750,000	1,546,300
Dalradian Resources, Inc.(a)(b)	5,529,000	4,912,220
Detour Gold Corp.(a)	4,478,200	117,095,507
East Asia Minerals Corp.(a)(c)	66,484,933	763,814
Eldorado Gold Corp.	4,214,685	17,238,062
Eldorado Gold Corp.(b)	1,000,000	4,097,576
Falco Resources Ltd.(a)	2,222,300	1,736,105
Franco-Nevada Corp.(a)	1,079,700	83,248,496
GoGold Resources, Inc.(a)(c)	20,670,300	18,522,767
Goldcorp, Inc.	551,350	9,858,138
Goldcorp, Inc.(b)	1,948,910	34,824,088
International Tower Hill Mines Ltd.(a)(c)	5,738,836	7,173,545
International Tower Hill Mines Ltd.(a)(b)(c)	11,289,744	13,575,536
Klondex Mines Ltd.(a)	2,758,500	13,014,483
Novagold Resources, Inc.(a)	3,667,300	25,524,408
NuLegacy Gold Corp.(a)(c)	19,535,500	4,339,061
OceanaGold Corp.	4,431,459	15,997,567
OceanaGold Corp.(b)	8,301,100	30,008,955
Osisko Gold Royalties Ltd.(c)	26,539	50,206
Osisko Gold Royalties Ltd.(b)(c)	3,404,640	45,216,143
Pan American Silver Corp.	3,241,298	63,205,311
Premier Gold Mines Ltd.(a)(c)	7,857,660	29,850,261
Pretium Resources, Inc.(a)	200,000	2,375,828
Richmont Mines, Inc.(a)	300,000	3,338,567
Rockhaven Resources Ltd.(a)(c)	6,400,000	1,274,461
Rubicon Minerals Corp.(a)(c)	11,275,000	561,311
SEMAFO, Inc.(a)(c)	9,396,200	50,739,480
Silver Wheaton Corp.	1,601,575	44,635,895
Strategic Metals Ltd.(a)(c)	10,463,400	5,048,782
TMAC Resources, Inc.(a)	120,100	1,465,318
Torex Gold Resources, Inc.(a)(c)	3,110,550	64,514,758
		986,849,999
Jersey - 4.7%
Randgold Resources Ltd. - ADR	644,000	75,740,840
South Africa - 0.5%
Gold Fields Ltd. - ADR	986,950	6,128,960
Gold Fields Ltd. (b)	166,249	1,026,747
		7,155,707

United Kingdom - 2.4%
Fresnillo PLC	1,495,000	38,205,995
United States - 6.2%
Electrum Ltd.(a)(d)(e)(f)(Originally acquired 12/21/2007, Cost $13,065,361)	2,127,287	702,005
Newmont Mining Corp.	1,244,500	54,758,000
Royal Gold, Inc.	525,500	44,425,770
		99,885,775
Total Gold Related Securities		1,264,273,339

Other Precious Metals Related Securities - 7.4%
Canada - 6.5%
Bear Creek Mining Corp.(a)(c)	7,413,200	17,714,689
Fortuna Silver Mines, Inc.(a)	1,000,000	8,715,965
Ivanhoe Mines Ltd. - Class A(a)	7,882,379	8,633,096
MAG Silver Corp.(a)(c)	2,721,400	42,644,338
Plata Latina Minerals Corp.(a)	2,000,000	91,908
Silver Range Resources Ltd.(a)	1,342,500	205,645
Tahoe Resources, Inc.	1,733,000	26,904,538
		104,910,179
United Kingdom - 0.6%
Hochschild Mining PLC(a)	2,500,000	8,840,657
United States - 0.3%
Sunshine Mining & Refining(a)(d)(e)(f)(Originally acquired 03/15/2011, Cost $18,353,107)	1,633,545	4,900,635
Total Other Precious Metals Related Securities		118,651,471

Other Securities - 0.5%
United States - 0.5%
Gold Bullion International LLC(a)(c)(d)(e)(f)(Originally acquired 05/12/2010, Cost $5,000,000)	5,000,000	6,893,000
I-Pulse, Inc.(a)(d)(e)(f)(Originally acquired 10/09/2007, Cost $175,524)	74,532	640,975
Total Other Securities		7,533,975
Total Common Stocks (Cost $1,221,627,717)		1,390,458,785

Private Fund - 1.1%
Gold Related Securities - 1.1%
Tocqueville Bullion Reserve LP - Class G (a)(c)(d)(e)(f)(Originally acquired 11/28/2011, Cost $25,000,000)	13,806	18,052,336
Total Private Fund (Cost $25,000,000)		18,052,336

Gold Bullion - 10.1%	Ounces
Gold Bullion(a)	119,680	161,687,060
Total Gold Bullion (Cost $70,975,249)		161,687,060

	Principal
Convertible Bond - 1.7%	Amount
Gold Related Securities - 1.7%
Canada - 1.7%
Jaguar Mining, Inc.
12.000%, 10/23/2018 (d)(e)(f)(Originally acquired 10/20/2015, Cost $7,500,000)	$7,500,000	27,665,911
Total Convertible Bond (Cost $7,500,000)		27,665,911

Warrants - 0.1%	Shares
Gold Related Securities - 0.1%
Canada - 0.1%
Almaden Minerals Ltd.
Expiration: 11/05/2017, Exercise Price: CAD $1.00 (a)(c)(d)(e)(f)(Originally acquired 11/04/2015, Cost $0)	875,000	746,630
Almaden Minerals Ltd.
Expiration: 11/11/2018, Exercise Price: CAD $2.00 (a)(c)(d)(e)(f)(Originally acquired 05/11/2016, Cost $0)	740,741	509,921
Anthem United, Inc.
Expiration: 03/31/2019, Exercise Price: CAD $0.35 (a)(c)(d)(e)(f)(Originally acquired 04/03/2014, Cost $0)	1,250,000	6,127
East Asia Minerals Corp.
Expiration: 12/15/2016, Exercise Price: CAD $0.78 (a)(c)(d)(e)(f)(Originally acquired 12/05/2011, Cost $0)	6,500,000	43,810
East Asia Minerals Corp.
Expiration: 12/05/2019, Exercise Price: CAD $0.10 (a)(c)(d)(e)(f)(Originally acquired 12/05/2014, Cost $0)	9,764,933	–
Osisko Gold Royalties Ltd.
Expiration: 02/18/2022, Exercise Price: CAD $36.50 (a)(c)	274,000	837,330
Total Gold Related Securities		2,143,818
Total Warrants (Cost $0)		2,143,818

Rights - 0.1%
Gold Related Securities - 0.1%

Canada - 0.1%
Dalradian Resources, Inc.(a)
Expiration: 07/31/2017, Exercise Price: CAD $1.50(a)	875,000	125,656
East Asia Minerals Corp.
Expiration: 07/31/2017, Exercise Price: CAD $0.10 (a)(c)(d)(e)(f)(Originally acquired 03/04/2015, Cost $0)	46,175,600	530,490
Total Rights (Cost $0)		656,146

Short-Term Investment - 0.5%
Money Market Fund - 0.5%
STIT - Treasury Portfolio - Institutional Class, 0.230% (g)	8,170,889	8,170,889
Total Short-Term Investment (Cost $8,170,889)		8,170,889

Total Investments (Cost $1,333,273,855) - 100.4%		1,608,834,945
Liabilities in Excess of Other Assets - (0.4)%		(6,036,782)
Total Net Assets - 100.0%		$1,602,798,163

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Denotes an issue that is traded on a foreign exchange when a company is listed more than once.
(c)	Affiliated company. See Footnote 3.
(d)	Denotes a security that is either fully or partially restricted to resale. The value of restricted securities as of July 31, 2016 was $66,024,683, which represented 4.1% of net assets.
(e)	Securities are fair valued using procedures approved by the Board of Trustees. The aggregate value of fair valued securities as of July 31, 2016 was $66,024,683, which represented 4.1% of net assets.
(f)	Security is considered illiquid and may be difficult to sell.
(g)	Rate listed is the 7-day effective yield.

The Accompanying Footnotes are an Integral Part of these Financial Statements.

The Delafield Fund
Schedule of Investments as of July 31, 2016
(Unaudited)

	Shares	Value
Common Stocks - 79.0%
Aerospace & Defense - 2.2%
Ducommun, Inc. (a)	87,700	$1,696,118
Honeywell International, Inc.	70,000	8,143,100
		9,839,218
Air Freight & Logistics - 0.1%
Park-Ohio Holdings Corp.	10,000	297,800
Auto Components - 2.7%
Gentex Corp.	350,000	6,184,500
Horizon Global Corp. (a)(b)	425,000	5,546,250
		11,730,750
Chemicals - 12.6%
Calgon Carbon Corp.	300,000	4,140,000
Eastman Chemical Co.	215,000	14,024,450
HB Fuller Co.	260,000	12,105,600
Minerals Technologies, Inc.	240,000	15,662,400
PolyOne Corp.	275,000	9,644,250
		55,576,700
Commercial Services & Supplies - 2.0%
Team, Inc. (a)	325,000	8,973,250
Construction & Engineering - 3.0%
KBR, Inc.	450,000	6,309,000
Aegion Corp. (a)	335,000	6,874,200
		13,183,200
Electronic Equipment, Instruments & Components - 8.6%
Flextronics International Ltd. (a)(c)	1,325,000	16,787,750
Jabil Circuit, Inc.	150,000	3,052,500
Kemet Corp. (a)	1,400,000	4,816,000
Plexus Corp. (a)	140,000	6,431,600
TTM Technologies, Inc. (a)	400,000	3,980,000
Zebra Technologies Corp. - Class A (a)	50,000	2,650,500
		37,718,350
Energy Equipment & Services - 2.0%
Aspen Aerogels, Inc. (a)	510,400	2,541,792
Frank’s International NV (c)	200,000	2,464,000
McDermott International, Inc. (a)(c)	800,000	4,144,000
		9,149,792
Health Care Equipment & Supplies - 0.4%
Invacare Corp.	150,000	1,728,000
Industrial Conglomerates - 1.0%
Carlisle Cos, Inc.	40,000	4,131,600
Insurance - 0.9%
XL Group Ltd (c)	120,000	4,153,200
Machinery - 12.6%
Barnes Group, Inc.	190,000	7,206,700
Crane Co.	170,000	10,591,000

Dover Corp.	165,000	11,785,950
Harsco Corp.	725,000	7,097,750
Stanley Black & Decker, Inc.	100,000	12,170,000
Xerium Technologies, Inc. (a)(b)	900,000	6,705,000
		55,556,400
Media - 1.4%
TEGNA, Inc.	290,000	6,351,000
Metals & Mining - 1.7%
Carpenter Technology Corp.	165,000	6,476,250
Real Industry, Inc. (a)	100,000	784,000
		7,260,250
Oil, Gas & Consumable Fuels - 4.0%
Boardwalk Pipeline Partners LP	625,000	10,443,750
CONSOL Energy, Inc.	250,000	4,845,000
Marathon Petroleum Corp.	51,500	2,028,585
		17,317,335
Professional Services - 5.2%
Korn/Ferry International	200,000	4,602,000
TrueBlue, Inc. (a)	800,000	17,864,000
		22,466,000
Semiconductors & Semiconductor Equipment - 2.2%
Teradyne, Inc.	500,000	9,875,000
Specialty Retail - 3.2%
Ascena Retail Group, Inc. (a)	1,250,000	10,162,500
Pier 1 Imports, Inc.	500,000	2,560,000
Stage Stores, Inc.	200,000	1,186,000
		13,908,500
Technology Hardware, Storage & Peripherals - 6.0%
Diebold, Inc.	440,000	12,425,600
Hewlett Packard Enterprise Co.	660,000	13,873,200
		26,298,800
Textiles, Apparel & Luxury Goods - 3.3%
PVH Corp.	47,000	4,749,820
Ralph Lauren Corp.	50,000	4,904,500
Sequential Brands Group, Inc. (a)	600,000	4,878,000
		14,532,320
Trading Companies & Distributors - 3.9%
Rush Enterprises, Inc. - Class A(a)	275,000	6,319,500
WESCO International, Inc. (a)	200,000	11,148,000
		17,467,500
Total Common Stocks (Cost $260,378,600)		347,514,965

Short-Term Investments - 20.7%
Money Market Fund - 5.0%
STIT - Treasury Portfolio - Institutional Class, 0.230% (d)	22,133,537	22,133,537
		22,133,537
	Principal
Money Market Deposit Account - 10.0%	Amount
U.S. Bank Money Market Deposit Account, 0.10%	$43,755,770	43,755,770
		43,755,770
US Treasury Bill - 5.7%
0.251%, 09/15/2016(e)	25,000,000	24,993,600
Total Short-Term Investments (Cost $90,881,532)		90,882,907

Total Investments (Cost $351,260,133) - 99.7%	438,397,872
Other Assets in Excess of Liabilities - 0.3%	1,474,224
Total Net Assets - 100.0%	$439,872,096

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Affiliated company. See Footnote 3.
(c)	Foreign issued security. Foreign concentration was as follows: Bermuda 0.9%; Netherlands 0.6%; Panama 0.9%; Singapore 3.8%.
(d)	Rate listed is the 7-day effective yield.
(e)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

The Accompanying Footnotes are an Integral Part of these Financial Statements.

The Tocqueville Select Fund
Schedule of Investments as of July 31, 2016
(Unaudited)

	Shares	Value
Common Stocks - 92.4%
Auto Components - 11.1%
Gentex Corp.	142,000	$2,509,140
Horizon Global Corp. (a)(b)	368,000	4,802,400
		7,311,540
Chemicals - 8.4%
Eastman Chemical Co.	40,000	2,609,200
Minerals Technologies, Inc.	44,900	2,930,174
		5,539,374
Commercial Services & Supplies - 2.1%
Team, Inc. (a)	50,700	1,399,827
Electronic Equipment, Instruments & Components - 4.1%
Flextronics International Ltd. (a)(c)	211,200	2,675,904
Industrial Conglomerates - 2.8%
Carlisle Cos., Inc.	17,700	1,828,233
Internet Software & Services - 10.2%
j2 Global, Inc.	54,100	3,616,044
Web.com Group, Inc. (a)	166,000	3,130,760
		6,746,804
IT Services - 4.0%
EPAM Systems, Inc. (a)	37,700	2,648,048
Leisure Products - 2.0%
Summer Infant, Inc. (a)(b)	674,016	1,314,331
Machinery - 15.7%
Dover Corp.	41,800	2,985,774
Harsco Corp.	225,200	2,204,708
Stanley Black & Decker, Inc.	26,400	3,212,880
Xerium Technologies, Inc. (a)(b)	265,000	1,974,250
		10,377,612
Media - 3.6%
TEGNA, Inc.	108,000	2,365,200
Metals & Mining - 3.2%
Real Industry, Inc. (a)	265,581	2,082,155
Oil, Gas & Consumable Fuels - 4.0%
CONSOL Energy, Inc.	136,000	2,635,680
Professional Services - 8.2%
ICF International, Inc. (a)	50,200	2,077,276
TrueBlue, Inc. (a)	150,000	3,349,500
		5,426,776
Specialty Retail - 6.5%
Ascena Retail Group, Inc. (a)	296,500	2,410,545
Pier 1 Imports, Inc.	366,000	1,873,920
		4,284,465
Textiles, Apparel & Luxury Goods - 2.5%
Ralph Lauren Corp.	17,100	1,677,339

Trading Companies & Distributors - 4.0%
WESCO International, Inc. (a)	46,900	2,614,206
Total Common Stocks (Cost $56,187,391)		60,927,494

Short-Term Investments - 8.2%
Money Market Fund - 5.0%
STIT-Treasury Portfolio- Institutional Class, 0.230%(d)	3,304,483	3,304,483
	Principal
Money Market Deposit Account - 3.2%	Amount
U.S. Bank Money Market Deposit Account, 0.10%	$2,130,497	2,130,497
Total Short-Term Investments (Cost $5,434,980)		5,434,980

Total Investments (Cost $61,622,371) - 100.6%		66,362,474
Liabilities in Excess of Other Assets - (0.6)%		(378,447)
Total Net Assets - 100.0%		$65,984,027

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Affiliated Company. See Footnote 3.
(c )	Foreign issued security. Foreign concentration was as follows: Singapore 4.1%
(d)	Rate listed is the 7-day effective yield.

The Accompanying Footnotes are an Integral Part of these Financial Statements.

1) Fair Valuation Measurements (Unaudited)

     The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

• Level 1 - Quoted prices in active markets for identical securities.
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

     When using the market quotations or closing price provided by the pricing service for equity investments (including securities sold short), including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds and real estate investment trusts, which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation and when the market is considered active, the security will be classified as a Level 1 security.  When using the mean between the latest bid and ask price, the security will be classified as Level 2.  Common stocks of the International Value Fund that are traded on non-North American exchanges may be valued using matrix pricing formulas provided by an independent pricing service.  These securities will generally be classified as Level 2 securities.  Gold bullion is valued at the mean of the closing bid and ask prices from the New York Mercantile Exchange and is classified as a Level 2.

     Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

     Debt securities, such as corporate bonds, convertible bonds, commercial paper, money market deposit accounts and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations and are classified as Level 2. Warrants for which the underlying security is registered and equities which are subject to a required holding period, but have a comparable public issue, are valued in good faith by the adviser pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Trustees.  These securities will generally be classified as Level 2 securities.  Forward currency contracts derive their value from the underlying currency prices.  These are valued by a pricing service using pricing models.  The models use inputs that are observed from active markets, such as exchange rates. These contracts are classified as Level 2.  Options can diverge from the prices of their underlying instruments.  These are valued at the composite last price reported by the exchange on which the options are primarily traded on the day of the valuation and are classified as Level 1.  If there is no composite last price on a given day the mean between the latest bid and ask price will be used.  These contracts are classified as Level 2.

     Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Trustees and will be classified as Level 3 securities.  In determining fair value, a Fund will seek to assign a value to the security which it believes represents the amount that the Fund could reasonably expect to receive upon its current sale.  With respect to securities that are actively traded on U.S. exchanges, the Funds expect that market quotations will generally be available and that fair value might be used only in limited circumstances, such as when trading for a security is halted during the trading day.

     The Gold Fund currently invests in a private fund that primarily invests in physical gold and is subject to redemption restrictions.  This private fund investment can only be disposed of with notice given 24 hours in advance of redemption.  This investment is currently valued at $18,052,336 which represents 1.1% of the Gold Fund’s net assets and is classified as Level 3.

     For securities traded principally on foreign exchanges, the Funds may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of a Fund’s NAV, which a Fund believes affects the value of the security since its last market quotation.  Such events may involve situations relating to a single issuer (such as news related to the issuer announced after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in general (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions).

     In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of close of the relevant foreign market and the close of the NYSE.  Fair value pricing may also be used to value restricted securities held by the Funds or securities with little or no trading activity for extended periods of time.  Fair value pricing involves judgments that are inherently subjective and inexact and it is not possible to determine with certainty when, and to what extent, an event will affect a market price.  As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

     The following is a summary of the inputs used, as of July 31, 2016, involving the Funds’ assets and liabilities carried at fair value. The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description	Level 1	Level 2	Level 3	Total

The Tocqueville Fund
Assets
Common Stocks*	$282,281,761	$-	$-	$282,281,761

Exchange - Traded Fund (ETF)*	2,902,000	-	-	2,902,000

Real Estate Investment Trust (REIT)*	7,362,000	-	-	7,362,000

Money Market Fund	324	-	-	324
Total Assets	$292,546,085	$-	$-	$292,546,085

The Tocqueville Opportunity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$105,474,387	$-	$-	$105,474,387

Real Estate Investment Trust (REIT)*	373	-	-	373

Purchased Call Options
Banks	-	30,000	-	30,000
Consumer Services	133,125	-	-	133,125
Pharmaceuticals, Biotechnology & Life Sciences	132,600	-	-	132,600
Retailing	277,530	-	-	277,530
Software & Services	279,125	-	-	279,125
Technology Hardware & Equipment	141,600	-	-	141,600
Total Purchased Call Options	963,980	30,000	-	993,980

Money Market Fund	772	-	-	772
Total Assets	$106,439,512	$30,000	$-	$106,469,512

The Tocqueville International Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$-	$9,437,482	$-	$9,437,482
Belgium	-	11,278,994	-	11,278,994
Canada	14,943,833	-	-	14,943,833
Cayman Islands	-	6,794,961	-	6,794,961
Denmark	-	10,418,683	-	10,418,683
Finland	7,916,440	-	-	7,916,440
France	-	83,178,339	-	83,178,339
Germany	9,842,046	24,495,890	-	34,337,936
Hong Kong	-	8,912,187	-	8,912,187
Ireland	7,537,910	10,361,883	-	17,899,793
Japan	-	74,608,138	-	74,608,138
Netherlands	9,858,150	10,216,853	-	20,075,003
Netherlands Antilles	9,823,440	-	-	9,823,440
Norway	-	6,262,608	-	6,262,608
Singapore	-	5,637,134	-	5,637,134
Spain	-	10,741,926	-	10,741,926
Switzerland	11,300,463	-	-	11,300,463
United Kingdom	31,682,546	56,598,625	-	88,281,171
United States	11,875,604	-	-	11,875,604
Total Common Stocks	114,780,432	328,943,703	-	443,724,135

Preferred Stock*	-	12,218,827	-	12,218,827

Money Market Fund	21,659,708	-	-	21,659,708

U.S. Treasury Bill	-	19,993,540	-	19,993,540
Total Assets	$136,440,140	$361,156,070	$-	$497,596,210

Liabilities
Forward Currency Contract**	$-	$539,720	$-	$539,720
Total Liabilities	$-	$539,720	$-	$539,720

The Tocqueville Gold Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Gold Related	$1,258,238,491	$5,332,843	$702,005	$1,264,273,339
Other Precious Metals Related	113,750,836	-	4,900,635	118,651,471
Other	-	-	7,533,975	7,533,975
Total Common Stocks	1,371,989,327	5,332,843	13,136,615	1,390,458,785

Private Fund*	-	-	18,052,336	18,052,336

Gold Bullion	-	161,687,060	-	161,687,060

Convertible Bond*	-	-	27,665,911	27,665,911

Warrants
Gold Related	837,330	1,306,488	-	2,143,818

Rights*	-	656,146	-	656,146

Money Market Fund	8,170,889	-	-	8,170,889
Total Assets	$1,380,997,546	$168,982,537	$58,854,862	$1,608,834,945

The Delafield Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$347,514,965	$-	$-	$347,514,965

Money Market Deposit Account	-	43,755,770	-	43,755,770

Money Market Fund	22,133,537	-	-	22,133,537

U.S. Treasury Bill	-	24,993,600	-	24,993,600

Total Assets	$369,648,502	$68,749,370	$-	$438,397,872

The Tocqueville Select Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$60,927,494	$-	$-	$60,927,494

Money Market Deposit Account	-	2,130,497	-	2,130,497

Money Market Fund	3,304,483	-	-	3,304,483

Total Assets	$64,231,977	$2,130,497	$-	$66,362,474

*	For further information regarding portfolio characteristics, please see the accompanying Schedules of Investments.
**
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, which are reflected at the unrealized appreciation (depreciation) on the instrument.

Below is a reconciliation that details the transfer of securities between Level 1 and Level 2 during the reporting period:

The Tocqueville Gold Fund
Transfers Into Level 1	$1,042,975
Transfers Out of Level 1	-
Net Transfers Into/(Out of ) Level 1	1,042,975
Transfers Into Level 2	-
Transfers Out of Level 2	(1,042,975)
Net Transfers Into/(Out of ) Level 2	$(1,042,975)

Below is a reconciliation that details the activity of securities in Level 3 during the current fiscal period:

The Tocqueville Gold Fund
Beginning Balance - November 1, 2015	$35,911,551
Purchases	-
Sales	-
Realized gains	-
Realized losses	-
Change in unrealized depreciation	22,943,311
Transfers in/(out) of Level 3	-
Ending Balance - July 31, 2016	$58,854,862

The movement from Level 2 to Level 1 in the Gold Fund was due to the use of market quotations or closing prices provided by the pricing service because the market was considered active. Transfers between levels are recognized at the end of the reporting period.

The Tocqueville Gold Fund
Significant Unobservable Inputs for Level 3 Portfolio Company Securities
Type of Security	Industry	Fair Value at 7/31/2016	Valuation Techniques	Unobservable Inputs	Range
Common Stock
	Gold Related	$ 702,005	Latest company valuation	Financing prices	$0.33

	Other Precious Metals Related	4,900,635	Latest company financing price	Financing prices	$3.00

	Other	7,533,975	Latest company financing price	Financing prices	$1.38-$8.60
Private Fund	Gold Related	18,052,336	NAV from Fund Administrator	Non-publically traded NAV	$1,307.56
Convertible Bond	Gold Related	27,665,911	Intrinsic value of the underlying equity price	Illiquidity discount	25%

     The significant unobservable inputs used in the fair value measurement of the Gold Fund’s common stocks are the most recent financing prices of the portfolio company, which approximate the companies’ value in the market place. The significant unobservable inputs for the private fund is the non-publically traded net asset value per share determined by the private fund’s administrator.

     Significant changes in the companies’ ability to receive financing for new projects in the future would be an indication of the companies’ financial position and market value. An increase in the discount applied to the value of resources, future expected cash flows, or to account for illiquidity would decrease the value of the portfolio security.

      The Trust’s valuation procedures have been adopted by the Trust’s Board of Trustees, which has established a Valuation Committee to oversee the valuation process. The Valuation Committee meets on an as needed basis to evaluate changes in the valuation of portfolio securities. The full findings and valuations are then reviewed quarterly by the Independent Trustees.

Derivative Instruments and Hedging Activities
      The Funds’ Adviser may use derivative instruments, such as options and forward currency contracts, as a means to manage exposure to different types of risk, including market risk and exchange rate risk, and to gain exposure to underlying securities. The Trust has adopted disclosure standards in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivatives affect an entity’s results of operations and financial position.

    In the Opportunity Fund, the Adviser used options to gain exposure to the underlying equity security.  In the International Value  Fund, the Adviser used forward currency contracts to adjust exposure to foreign exchange rate risk.

Balance Sheet - Values of Derivative Instruments as of July 31, 2016.

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Value	Balance Sheet Location	Value
The Tocqueville Opportunity Fund
Purchased Options	Investments, at Value	$993,980		$-
Total		$993,980		$-

	Asset Derivatives		Liability Derivatives
Tocqueville International Value Fund	Balance Sheet Location	Value	Balance Sheet Location	Value

Forward Currency Contract*		$-	Depreciation on forward currency contract	$(539,720)
Total		$-		$(539,720)

* The respective counterparty for the contract is disclosed in the Open Forward Currency Contract detail within the Schedule of Investments.

Derivatives Risk

The risks of using the types of derivatives in which the Funds may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Funds in the manner intended by the Adviser; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Funds would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Funds. The measurement of risks associated with these instruments is meaningful only when all related offsetting transactions are considered. The use of options and forward currency contracts do not create leverage in the Funds.

The average monthly value of call options in the Opportunity Fund during the period ended July 31, 2016 was $782,401.

Transactions in options in the Opportunity Fund during the period ended July 31, 2016 were as follows:

	Notional Amount	Contracts
Outstanding, beginning of period:	$21,517,500	1,820
Options purchased	25,138,750	1,995
Options terminated in closing transactions	(15,725,000)	(1,755)
Options exercised	-	-
Options expired	(11,987,500)	(780)
Outstanding, end of period:	$18,943,750	1,280

The average monthly notional amount of forward currency contracts during the period ended July 31, 2016 was as follows:

	International Value Fund
Long Positions	$-
Forward currency contracts
Short Positions	$7,114,305
Forward currency contracts

2)	Federal Tax Information (Unaudited)

The cost basis of investments for federal income tax purposes at July 31, 2016 for The Tocqueville Fund, The Tocqueville Opportunity Fund, The Tocqueville International Value Fund, The Tocqueville Gold Fund, The Delafield Fund, and The Tocqueville Select Fund (collectively the “Funds”), were as follows*:

		The Tocqueville Fund	The Tocqueville Opportunity Fund	The Tocqueville International Value Fund	The Tocqueville Gold Fund	The Delafield Fund	The Tocqueville Select Fund
	Cost of Investments	$165,239,643	$94,320,087	$449,969,694	$1,333,273,855	$351,260,133	$61,622,371
	Gross unrealized appreciation	$128,120,264	$20,230,077	$65,960,009	$580,867,726	$107,354,324	$12,865,145
	Gross unrealized depreciation	(813,822)	(8,080,652)	(18,333,493)	(305,306,636)	(20,216,585)	(8,125,042)
	Net unrealized appreciation	$127,306,442	$12,149,425	$47,626,516	$275,561,090	$87,137,739	$4,740,103

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

3) Transactions with Affiliates (Unaudited)

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from November 1, 2015 through July 31, 2016.  As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issues are:

	November 1, 2015		Additions		Reductions		July 31, 2016	Dividend	Realized	July 31, 2016
Issuer Name	Share Balance	Cost	Share Balance	Cost	Share Balance	Cost	Share Balance	Income	Gain/(Loss)	Value	Cost

The Tocqueville Gold Fund

Almaden Minerals Ltd.	-	$ -	1,481,482	$ 1,556,421	-	$ -	1,481,482	$ -	$ -	$ 2,212,834	$ 1,556,421
Almaden Minerals Ltd.	2,066,667	2,147,349	1,900,000	1,176,496	-	-	3,966,667	-	-	6,045,776	3,323,845
Almaden Minerals Ltd. Warrant	-	-	875,000	-	-	-	875,000	-	-	746,630	-
Almaden Minerals Ltd. Warrant	-	-	740,741	-	-	-	740,741	-	-	509,921	-
Americas Silver Corp.(a)	25,668,419	23,975,473	-	-	(25,668,419)	(23,975,473)	-	-	(18,338,154)	-	-
Americas Silver Corp.(a)	522,400	984,285	-	-	(522,400)	(984,285)	-	-	(831,667)	-	-
Anthem United, Inc.	8,075,000	1,779,257	-	-	-	-	8,075,000	-	-	742,159	1,779,257
Anthem United, Inc. Warrant	1,250,000	-	-	-	-	-	1,250,000	-	-	6,127	-
Argonaut Gold, Inc.(a)	2,687,000	12,286,127	150,000	424,486	-	-	2,837,000	-	-	7,778,853	12,710,613
ATAC Resources Ltd.	11,516,891	39,793,482	-	-	(1,500,000)	(7,078,246)	10,016,891	-	(6,202,846)	7,211,640	32,715,236
AuRico Metals, Inc.	1,411,437	1,395,088	6,000,000	3,221,270			7,411,437			6,414,371	4,616,358
Bear Creek Mining Corp.	7,413,200	28,761,181	-	-	-	-	7,413,200	-	-	17,714,689	28,761,181
Corvus Gold, Inc.	3,350,901	2,356,445	-	-	-	-	3,350,901	-	-	3,451,428	2,356,445
Corvus Gold, Inc.	10,630,000	9,320,896	-	-	-	-	10,630,000	-	-	10,746,831	9,320,896
Corvus Gold, Inc.	-	-	2,400,000	1,267,925	-	-	2,400,000	-	-	2,377,850	1,267,925
Detour Gold Corp.(a)	5,604,200	91,506,440	-	-	(1,126,000)	(36,327,955)	4,478,200	-	(15,958,127)	117,095,507	55,178,485
East Asia Minerals Corp.	66,484,933	22,296,021	-	-	-	-	66,484,933	-	-	763,814	22,296,021
East Asia Minerals Corp. Warrant	6,500,000	-	-	-	-	-	6,500,000	-	-	43,810	-
East Asia Minerals Corp. Warrant	9,764,933	-	-	-	-	-	9,764,933	-	-	-	-
East Asia Minerals Corp. Right	46,175,600	-	-	-	-	-	46,175,600	-	-	530,490	-
GoGold Resources, Inc.	20,670,300	25,703,524	-	-	-	-	20,670,300	-	-	18,522,767	25,703,524
Gold Bullion International LLC	5,000,000	5,000,000	-	-	-	-	5,000,000	-	-	6,893,000	5,000,000
International Tower Hill Mines Ltd.	5,738,836	20,953,121	-	-	-	-	5,738,836	-	-	7,173,545	20,953,121
International Tower Hill Mines Ltd.	11,289,744	40,113,412	-	-	-	-	11,289,744	-	-	13,575,536	40,113,412
MAG Silver Corp.	2,951,400	31,481,549	-	-	(230,000)	(2,080,901)	2,721,400	-	1,378,507	42,644,338	29,400,648
NuLegacy Gold Corp.	-	-	19,535,500	3,102,220	-	-	19,535,500	-	-	4,339,061	3,102,220
Osisko Gold Royalties Ltd.	3,114,140	44,534,686	561,500	6,859,309	(271,000)	(3,337,174)	3,404,640	296,571	167,291	45,216,143	48,056,821
Osisko Gold Royalties Ltd.	-	-	26,539	1,012,084	-	-	26,539	-	-	50,206	1,012,084
Osisko Gold Royalties Ltd. Warrant	274,000	-	-	-	-	-	274,000	-	-	837,330	-
Premier Gold Mines Ltd.	7,857,660	15,522,203	-	-	-	-	7,857,660	-	-	29,850,261	15,522,203
Primero Mining Corp.(a)	6,909,800	44,503,243	-	-	(6,909,800)	(44,503,243)	-	-	(31,823,917)	-	-
Rockhaven Resources Ltd.	6,400,000	6,455,589	-	-	-	-	6,400,000	-	-	1,274,461	6,455,589
Rubicon Minerals Corp.	11,275,000	15,678,646	-	-	-	-	11,275,000	-	-	561,311	15,678,646
SEMAFO, Inc.	10,285,200	36,814,926	-	-	(889,000)	(1,305,885)	9,396,200	-	2,674,973	50,739,480	35,509,041
Silver Range Resources Ltd.(a)	3,450,000	-	-	-	(2,107,500)	-	1,342,500	-	280,217	205,645	-
Strategic Metals Ltd.	10,926,900	15,810,172	-	-	(463,500)	(664,598)	10,463,400	-	(508,411)	5,048,782	15,145,574
Tocqueville Bullion Reserve LP - Class G(b)	13,806	25,000,000	-	-	-	-	13,806	-	-	18,052,336	25,000,000
Torex Gold Resources, Inc.	34,615,500	53,049,316	2,667,550	43,205,222	(34,172,500)	(50,332,779)	3,110,550	-	(2,163,444)	64,514,758	45,921,759
		$ 617,222,431		$ 61,825,433		$(170,590,539)		$ 296,571	$ (71,325,578)	$ 493,891,688	$ 508,457,325

The Delafield Fund
				-
Horizon Global Corp.	425,000	$ 5,335,877	-	$ -	-	$ -	425,000	$ -	$ -	$ 5,546,250	$ 5,335,877
Kemet Corp.(a)	2,850,000	13,351,401	-	-	(1,450,000)	(7,539,159)	1,400,000	-	(3,752,030)	4,816,000	5,812,242
Ryerson Holding Corp. (a)	1,300,000	12,470,700	-	-	(1,300,000)	(12,470,700)	-	-	(4,522,414)	-	-
Xerium Technologies, Inc.	950,000	12,669,193	-	-	(50,000)	(626,875)	900,000	-	(116,500)	6,705,000	12,042,318
		$ 43,827,171		$ -		$ (20,636,734)		$ -	$ (8,390,944)	$ 17,067,250	$ 23,190,437

The Tocqueville Select Fund
				-
Horizon Global Corp.	328,000	$ 4,274,125	40,000	$ 373,605	-	$ -	368,000	$ -	$ -	$ 4,802,400	$ 4,647,730
Summer Infant, Inc.	674,016	2,691,994	-	-	-	-	674,016	-	-	1,314,331	2,691,994
Xerium Technologies, Inc.	265,000	3,374,608	-	-	-	-	265,000	-	-	1,974,250	3,374,608
		$ 10,340,727		$ 373,605		$ -		$ -	$ -	$ 8,090,981	$ 10,714,332

(a) Security is no longer an affiliated company at July 31, 2016.
(b) Tocqueville Bullion Reserve (“TBR”) is a Delaware Limited Partnership created for the purpose of owning physical gold. The General Partner of TBR is TERA Management LLC (“Tera”), a Delaware Limited Liability Company, which is equally owned and managed by Tocqueville Partners II LLC (“TP2”), a Delaware

Limited Liability Company, and Eidesis Real Assets LLC (“Eidesis”), a Delaware Limited Liability Company. The Managing Member of TP2 is Robert Kleinschmidt, President of the Trust, who has a 51% participating percentage in TP2 and the sole Non-Managing Member is John Hathaway, co-portfolio manager of the Tocqueville Gold Fund, who has a 49% participating percentage.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      The Tocqueville Trust

By (Signature and Title)             /s/ Robert W. Kleinschmidt
       Robert W. Kleinschmidt, President

Date           September 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ Robert W. Kleinschmidt
      Robert W. Kleinschmidt, President

Date           September 23, 2016

By (Signature and Title)*            /s/ Helen Balk
                        Helen Balk, Treasurer

Date           September 23, 2016

* Print the name and title of each signing officer under his or her signature.